RELATED PARTY TRANSACTIONS - Promissory note receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Promissory notes from the parent corporation	$ 996.0	$ 996.0
Quebecor Media | $160.0 million promissory note
RELATED PARTY TRANSACTIONS
Promissory notes from the parent corporation	$ 160.0
Interest rate on Promissory Note	4.90%
Quebecor Media | $836.0 million promissory note
RELATED PARTY TRANSACTIONS
Promissory notes from the parent corporation	$ 836.0
Interest rate on Promissory Note	7.00%